Recoverable Taxes	12 Months Ended
Dec. 31, 2025
Recoverable Taxes [Abstract]
Recoverable Taxes	Recoverable Taxes

	December 31, 2025	December 31, 2024

Income tax recoverable (a)	7,439	3,706
Other recoverable taxes	1,868	806
Recoverable Taxes	9,307	4,512

(a) Recoverable taxes mainly consist of income taxes paid in advance to tax authorities in Brazil, Chile and the United Kingdom.